EQUITY AND EARNINGS PER SHARE (Details Narrative 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2003 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2013 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series B Cumulative Redeemable Preferred Stock	Mar. 31, 2010 Series B Cumulative Redeemable Preferred Stock	Oct. 31, 2005 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2013 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series C Cumulative Redeemable Preferred Stock	Mar. 31, 2010 Series C Cumulative Redeemable Preferred Stock	Mar. 31, 2007 Series D Cumulative Redeemable Preferred Stock	Dec. 31, 2013 Series D Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series D Cumulative Redeemable Preferred Stock	Mar. 31, 2010 Series D Cumulative Redeemable Preferred Stock
Issuance of preferred stock			$ 62,500				$ 40,000				$ 50,000
Issuance of preferred stock, shares			2,500,000				1,600,000				2,000,000
Preferred stock, dividend percentage			9.75%	9.75%	9.75%		8.05%	8.05%	8.05%		8.375%	8.375%	8.375%
Preferred stock liquidation preference, per share	$ 25.00	$ 25.00	$ 25				$ 25				$ 25
Increased dividend rate of preferred stock, if delisting occurs							9.05%				9.375%
Stock issuance costs	$ 2,471	$ 1,083	$ 2,400				$ 1,500				$ 1,800
Preferred stock, shares outstanding	2,463,321	2,463,321		1,347,321	1,347,321	1,347,321		496,000	496,000	496,000		620,000	620,000	620,000
Noncontrolling interest ownership in New Media	15.40%